Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Consolidated Statements of Comprehensive Income (unaudited)
Net income (loss)	$ 152	$ (175)	$ 339	$ (64)
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	0	(1)	1	3
Adjustment for hedged items recognized in the period	(1)	1	(1)	2
Share of other comprehensive income (loss) of associates	(7)	6	(6)	5
Items that may subsequently be reclassified to income	(8)	6	(6)	10
Remeasurements on employee benefit plans:
Continuing operations	(9)	74	0	63
Other comprehensive income (loss)	(17)	80	(6)	73
Comprehensive income (loss)	138	(95)	335	9
Comprehensive income (loss) attributable to:
Equity shareholders	$ 138	$ (95)	$ 335	$ 9